Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,543,639	5,577,639
Common stock, shares outstanding	4,795,622	5,009,120
Treasury stock, shares	748,017	568,519